Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Components		$ 65,845	$ 55,598
Work in process		21,445	20,038
Finished products	[1]	35,793	19,292
Total inventories		$ 123,083	$ 94,928

[1]	includes systems at customer locations not yet sold, as of December 31, 2024 and 2023, in the amount of $12,448 and $8,626 respectively.